As filed with the Securities and Exchange Commission on January 25, 2002 Registration No. 33-57908


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                      POST-EFFECTIVE AMENDMENT NO. 16 TO
                                   FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                         PACIFIC LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                         Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on February 1, 2002 pursuant to paragraph (b) of Rule 485.


Title of securities being registered: interests in the Separate Account under Pacific Select Choice Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

RECONCILIATION AND TIE BETWEEN
ITEMS IN FORM N-8B-2 AND THE PROSPECTUS
(PURSUANT TO INSTRUCTION 4 OF FORM S-6)

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Choice basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Choice basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Choice basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Choice basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


                                  PROSPECTUS


(Included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-01-500061, as filed on April 23, 2001, and incorporated by reference herein; and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-01-500970, as filed on December 26, 2001, and incorporated by reference herein.)

                 Supplement to Prospectus dated May 1, 2001 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor
              and Pacific Select Estate Preserver II Last Survivor
               Flexible Premium Variable Life Insurance Policies
        And the Pacific Select Estate Maximizer Modified Single Premium
                Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company

                    -----------------------------------------------------------
An additional       Effective February 1, 2002, an additional investment
investment          option is offered under your policy. This investment
option is           option is set up as a variable account under our separate
available.          account and invests in a corresponding portfolio of the M
                    Fund.

                    Variable Account V:   Business Opportunity Value Fund

                    -----------------------------------------------------------
                    The following is added to the chart under About the variable investment options:

                             The
                             Portfolio's
                             Investment   The Portfolio's Main     Portfolio
                 Portfolio   Goal         Investments              Manager

                 Business    Long-term    Equity securities of     Iridian Asset
                 Opportunity capital      U.S. issuers in the      Management
                 Value Fund  appreciation large-to-medium-         LLC
                                          capitalization segment
                                          of the U.S. stock
                                          market.

                    The portfolio's main investments for Brandes International Equity in the chart under About the variable investment options is replaced with the following:

                    Equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks. Focuses on stocks with capitalizations of $1 billion or more. May also invest in emerging market securities.

                    -----------------------------------------------------------
                    The following replaces Fees and expenses paid by the M
                    Fund: Other expenses:

                    . Other expenses

                    The table also shows expenses the M Fund paid in 2000 as an annual percentage of each portfolio's average daily net assets.

                  ------------------------------------------------------------------------------
                                                      Advisory  Distribution  Other      Total
                  M Fund Portfolios/1/                  fee     (12b-1) fee  expenses   expenses
                  ------------------------------------------------------------------------------
                                                      As an annual % of average daily net assets
                  Brandes International Equity         0.80%        --        0.39%       1.19%
                  Turner Core Growth                   0.45%        --        0.46%       0.91%
                  Frontier Capital Appreciation        0.90%        --        0.33%       1.23%
                  Clifton Enhanced U.S. Equity         0.44%        --        0.78%       1.22%
                  Business Opportunity Value Fund/2/   0.65%        --        0.54%       1.19%
                  ------------------------------------------------------------------------------

                    /1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference. Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.05% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for Frontier Capital Appreciation, 0.69% for Clifton Enhanced U.S. Equity, and 0.90% for Business Opportunity Value Fund. Future fees and expenses may be different.

                    /2/ Fees and expenses shown are estimates for the first year of operation. Future expenses may be different.

Supplement dated February 1, 2002

Form No. 15-23867-00

Pacific Select Choice

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

         Contents of Registration Statement
         ----------------------------------

         This Registration Statement on Form S-6 comprises the following papers and documents:

                The facing sheet.
                The cross-reference table.

                The Prospectus consisting of 111 pages.

                Supplement dated May 1, 2001 to Prospectus dated May 1, 2001 consisting of 3 pages.

                Supplement dated January 1, 2002 to Prospectus dated May 1, 2001 consisting of 35 pages.

                Supplement dated February 1, 2002 to Prospectus dated May 1, 2001 consisting of 1 page.


                The undertaking to file reports.
                Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
                The Signatures.

         Written consent of the following person (included in the exhibits shown below):

                Deloitte & Touche LLP, Independent Auditors

                Dechert Price & Rhoads, Outside Counsel

         The following exhibits:

         1.     (1)  (a) Resolution of the Board of Directors of
                         the Depositor dated November 22, 1989
                         and copies of the Memoranda concerning
                         Pacific Select Exec Separate Account
                         dated May 12, 1988 and January 26, 1993./1/

                     (b) Resolution of the Board of Directors of
                         Pacific Life Insurance Company authorizing conformity to the terms of the current
                         Bylaws./2/

                (2)  Inapplicable

                (3)  (a) Distribution Agreement Between Pacific
                         Mutual Life Insurance Company and Pacific
                         Equities Network/1/

                     (b) Form of Selling Agreement Between Pacific
                         Equities Network and Various Broker-Dealers/1/

                (4)  Inapplicable

                (5)  (a) Flexible Premium Variable Life Insurance Policy/1/

                     (b) Waiver of Charges Rider/1/

                     (c) Accidental Death Rider/1/

                     (d) Guaranteed Insurability Rider/1/

                     (e) Added Protection Benefit Rider/1/

                     (f) Annual Renewal and Convertible Term Rider/1/

                        (g) Exchange of Insured Rider/1/

                        (h) Children's Term Rider/1/

                        (i) Accelerated Living Benefit Rider/1/

                        (j) Aviation Rider/1/

                        (k) Endorsement Amending Suicide Exclusion Provision/1/

                        (l) Disability Benefit Rider/1/

                        (m) Estate tax repeal rider/4/

                   (6)  (a) Articles of Incorporation of Pacific Life
                            Insurance Company/2/
                        (b) Bylaws of Pacific Life Insurance Company/2/

                   (7)  Inapplicable

                   (8)  Inapplicable

                   (9)  (a) Participation Agreement between Pacific Mutual Life
                            Insurance Company and Pacific Select Fund/3/

                        (b) M Fund Inc. Participation Agreement with Pacific
                            Mutual Life Insurance Company/3/

                        (c) Addendum to Participation Agreement between Pacific
                            Life Insurance Company and Pacific Select Fund dated 8/14/00/4/

                        (d) Addendum to Participation Agreement between Pacific
                            Life Insurance Company and Pacific Select Fund dated 12/22/00/4/

                        (e) Addendum to Participation Agreement with M Fund Inc.
                            dated 8/7/00/4/

                        (f) Form of Addendum to Participation Agreement between
                            Pacific Life Insurance Company and Pacific Select Fund/5/


                        (g) Addendum to Participation Agreement with M Fund Inc.
                            dated 12/11/01/5/


                        (h) Form of Addendum to Participation Agreement with M
                            Fund Inc./5/


                  (10) Applications for Flexible Premium Variable Life Insurance Policy and General Questionnaire/4/

        2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.)

        3.  Inapplicable

        4.  Inapplicable

        5.  Inapplicable

        6.  (a) Consent of Independent Auditors/4/
            (b) Consent of Dechert Price & Rhoads/1/

        7.  (a) Opinion of Actuary/5/


            (b) Form of Illustration of Policy Benefits/5/


        8.  Memorandum Describing Issuance, Transfer and Redemption
            Procedures/1/

                9. Exhibit Regarding Adjustment for Conversion to a Non-Flexible Contract/1/

               10.  Power of Attorney/3/

               11.  Inapplicable

               12.  Inapplicable

               13.  Inapplicable

               14.  Inapplicable

               15.  Inapplicable

               16.  Inapplicable

               17.  Inapplicable

/1/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.

/2/ Filed as part of Post-Effective Amendment No. 6 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-57908, Accession Number 0001017062-98-000896.

/3/ Filed as part of Post-Effective Amendment No. 8 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-57908, Accession Number 0001017062-00-000594.

/4/ Filed as part of Post-Effective Amendment No. 13 to the Registration
    Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-57908, Accession Number 0001017062-01-500061.

/5/ Filed as part of Post-Effective Amendment No. 15 to the Registration
    Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 33-57908, Accession Number 0001017062-01-500970.

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

               REPRESENTATION PURSUANT TO SECTION 26(e) OF THE
                        INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration Statement are, in the aggregate, reasonable in relation to the Services rendered, the expenses to be incurred, and the risks assumed in Connection with the Policy.

                            RULE 484 UNDERTAKINGS

     Pacific Life's Bylaws provide in Article X, Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 25th day of January, 2002.


                                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                  (Registrant)


                                      BY:  PACIFIC LIFE INSURANCE COMPANY
                                                  (Depositor)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer



*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594,
and incorporated by reference herein.)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 25th day of January, 2002.


                                      PACIFIC LIFE INSURANCE COMPANY
                                                  (Registrant)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer


*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594,
and incorporated by reference herein.)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                            Title                            Date

__________________________    Director, Chairman of the Board         ________, 2002
Thomas C. Sutton*             and Chief Executive Officer

__________________________    Director and President                  ________, 2002
Glenn S. Schafer*

__________________________    Director, Executive Vice President      ________, 2002
Khanh T. Tran*                and Chief Financial Officer

__________________________    Director, Senior Vice President and     ________, 2002
David R. Carmichael*          General Counsel

__________________________    Director, Vice President and Corporate  ________, 2002
Audrey L. Milfs*              Secretary

__________________________    Vice President and Controller           ________, 2002
Edward R. Byrd*

__________________________    Vice President and Treasurer            ________, 2002
Brian D. Klemens*

__________________________    Executive Vice President                ________, 2002
James T. Morris

*BY: /s/ DAVID R. CARMICHAEL                                        January 25, 2002
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594, and incorporated by reference herein.)